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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   Form 13F-HR

                               Form 13F COVER PAGE

Report for the Calendar Year of Quarter Ended:       June 30 2007
                                               ----------------------------


Check here if Amendment [     ]; Amendment Number:
                                                   -------------
     This Amendment (Check only one.):      [   ]   is a restatement.
                                            [   ]   adds new holdings entries.


Institutional Investment Manager Filing this Report:

Name:         South Street Advisors,LLC
Address:      369 Lexington Ave., 23rd Floor
            New York, New York 10017

Form 13F File Number: 28-0001399706

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Name:    Thomas Cahart
Title:   Principal
Phone:   (212)292 7803

Signature, Place, and Date of Signing:
 /S/ Thomas Carhart            NY, NY                      08 10, 07
 ------------------               ---------------------           -----------
[Signature]                       [City, State]                   [Date]

Report Type (Check only one.):

[X ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              Form 13F SUMMARY PAGE




Report Summary:                                       2

                                                 -------------

Form 13F Information Table Entry Total:               42
                                                 ------------

Form 13F Information Table Value Total:           $176,856
                                                 ------------
                                                 (thousands)




List of Other Included Managers:

{None}


                                      -8-
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
                                                                                                                         VOTING
                                TITLE OF                        VALUE      SHRS/     SH/PRN OR   INVESTMENT   OTHER     AUTHORITY
NAME OF ISSUER                   CLASS              CUSIP      (x$1000)   PRN AMT     PUT/CALL   DISCRETION  MANAGERS     SOLE
----------------------------------------------------------------------------------------------------------------------------------
Advance Auto Parts                COM             00751Y106     3,667      90,490       SH         SOLE       N/A       SOLE
Affiliated Managers Group         COM             008252108     4,963      38,550       SH         SOLE       N/A       SOLE
American Int'l Group              COM             026874107     3,667      52,365       SH         SOLE       N/A       SOLE
Amphenol Corp. Cl A               COM             032095101     5,753      161,380      SH         SOLE       N/A       SOLE
BHP Billiton Ltd                  SPONSORED ADR   088606108     9,740      163,020      SH         SOLE       N/A       SOLE
Borgwarner                        COM             099724106     8,451      98,230       SH         SOLE       N/A       SOLE
Burlington Northern Santa Fe      COM             12189T104     5,729      67,300       SH         SOLE       N/A       SOLE
Cisco Systems Inc                 COM             17275R102     5,720      205,393      SH         SOLE       N/A       SOLE
Columbia Int'l Val Fd Cl Z Int'l Eqty Mutal FD  638581470     1,051    40,970       SH         SOLE       N/A       SOLE
Copytele Inc                      COM             217721109      6         11,000       SH         SOLE       N/A       SOLE
Coventry Health                   COM             222862104     4,717      81,830       SH         SOLE       N/A       SOLE
Deere & Commpany                  COM             244199105      253        2,100       SH         SOLE       N/A       SOLE
Devon Energy                      COM             25179M103     6,457      82,479       SH         SOLE       N/A       SOLE
Echostar Communication Cl A       COM             278762109       624      14,400       SH         SOLE       N/A       SOLE
Energizer                         COM             29266R108     9,000      90,370       SH         SOLE       N/A       SOLE
Exxon Mobil Corp                  COM             30231G102      932       11,113       SH         SOLE       N/A       SOLE
General Electric Co               COM             369604103      299        7,836       SH         SOLE       N/A       SOLE
Goldman Sachs                     COM             38141G104    8,656       39,940       SH         SOLE       N/A       SOLE
Hewlett-Packard                   COM             428236103    6,662      149,310       SH         SOLE       N/A       SOLE
Host Hotels & Resorts Inc         COM             44107P104    6,451      279,030       SH         SOLE       N/A       SOLE
HSBC Hldgs Plc ADR               SPONSORED ADR    404280406    5,027       54,780       SH         SOLE       N/A       SOLE
IBM Corp                          COM             459200101      236        2,250       SH         SOLE       N/A       SOLE
Intel Corp                        COM             458140100    4,305      181,368       SH         SOLE       N/A       SOLE
Johnson & Johnson                 COM             478160104      311        5,050       SH         SOLE       N/A       SOLE
Lincoln Electric                  COM             533900106     5,959      80,270       SH         SOLE       N/A       SOLE
MEMC Electronic Materials Inc     COM             552715104     4,003      65,510       SH         SOLE       N/A       SOLE
Morgan Stanley                    COM             617446448     228         2,720       SH         SOLE       N/A       SOLE
Pepsico                           COM             713448108     1,545      23,830       SH         SOLE       N/A       SOLE
Polo Ralph Lauren Corp CL A       COM             731572103     7,852      80,040       SH         SOLE       N/A       SOLE
Raymond James Financial Inc       COM             754730109     2,904      94,000       SH         SOLE       N/A       SOLE
Research In Motion                COM             760975102     7,723      38,620       SH         SOLE       N/A       SOLE
Ryder System Inc                  COM             783549108       209      3,900        SH         SOLE       N/A       SOLE
Shire Pharmaceuticals Grp PLC ADR SPONSORED ADR   82481R106     9,395    126,750        SH         SOLE       N/A       SOLE
Stryker                           COM             863667101     3,639     57,680        SH         SOLE       N/A       SOLE
Sysco Corp                        Com             871829107       204      6,200        SH         SOLE       N/A       SOLE
Teco Energy                       COM             872375100     4,396    255,930        SH         SOLE       N/A       SOLE
Textron Inc                       Com             883203101     6,308    57,290         SH         SOLE       N/A       SOLE
The Dun & Bradstreet Corp         COM             26483E100     8,421    81,780         SH         SOLE       N/A       SOLE
Transocean Inc                    COM             G90078109     6,211    58,610         SH         SOLE       N/A       SOLE
UnitedHealth Group                COM             91324P102     4,435    86,724         SH         SOLE       N/A       SOLE
WR Berkley Corp                   COM             084423102       447    13,755         SH         SOLE       N/A       SOLE
Vanguard Index Tr 500 Portfolio   Equity Index FD 922908108     279      2,015          SH         SOLE       N/A       SOLE
                                                               176,856




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